UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

  THIS FILING RELATES TO SECURITIES HOLDINGS REPORTED ON THE FORM
  13F FILED ON MAY 14, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON
  THE DATES INDICATED IN THE TABLES BELOW.

  Report for the Calendar Year or Quarter Ended: March 31, 2002

  Check here if Amendment {X}; Amendment Number: __1__
      This Amendment (Check only one.):  { } is a restatement.
                                         {X} adds new holdings entries.

  Institutional Investment Manager Filing this Report:

  Name:    Citigroup Inc.
  Address: 399 Park Avenue,
           New York, New York 10043

  Form 13F File Number: 28-2427

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

  Person Signing this Report on Behalf of Reporting Manager:

  Name:   Serena D. Moe
  Title:  Assistant Secretary
  Phone:  (212) 559-1000

  Signature, Place, and Date of Signing:


  /s/ Serena D. Moe              New York, New York          March 26, 2004

  Report Type (Check only one.):
  { X } 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  {   } 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  {   } 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
  Report Summary:

  Number of Other Included Managers:         	           4
  Form 13F Information Table Entry Total:                 53
  Form 13F Information Table Value Total:	$574,500,000


  List of Other Included Managers:

  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.  Form 13F File Number   Name


   1   28-1876              Associated Madison Companies, Inc.
  19   28-5154              Citigroup Insurance Holding Corporation
                            (f/k/a PFS Services, Inc.)
  34   28-1299              The Travelers Insurance Company
  40   28-6022              Tribeca Management LLC

                                                      FORM 13F INFORMATION TABLE AS OF MARCH 31, 2002:
		   	                   POSITIONS FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 14, 2002
                            	TITLE              	VALUE   SHARES/     INVSTMT       OTHER               VOTING AUTHORITY
      NAME OF ISSUER        	CLASS	CUSIP   	(X$1000) PRN AMT    DSCRETN      MANAGERS          SOLE     SHARED     NONE
								            (A) (B) (C)
-------------------------- 	------- --------- 	-------- ---------- ------------ ----------     --------- --------- ----------
RTS ELAN CORP PLC		EQU	G29539148           25      429,100     X        1,19,34,40                            429,100
INDIGO-EUR			EQU	N44495104	 2,793	    435,000	X	 1,19,34,40	                       435,000
AT&T CORP			EQU	001957109        3,564      225,000     X        1,19,34,40                            225,000
AVANT CORP			EQU	053487104	 5,880	    300,000	X	 1,19,34,40	                       300,000
COLLATERAL THERAPEUTICS INC	EQU	193921103	 5,170	    500,000	X	 1,19,34,40	                       500,000
COMPAQ COMPUTER CORP		EQU	204493100	 2,605	    250,000	X	 1,19,34,40	                       250,000
CONECTIV INC			EQU	206829103	 2,509	    100,000	X	 1,19,34,40	                       100,000
CONESTOGA ENTERPRISES INC	EQU	207015108	 2,113	     70,000	X	 1,19,34,40	                        70,000
ELANTEC SEMICONDUCTOR INC	EQU	284155108	 2,199	     50,900	X	 1,19,34,40	                        50,900
FUSION MEDICAL TECHNOLOGIES	EQU	361128101	 3,169	    325,000	X	 1,19,34,40	                       325,000
GENTIVA HEALTH SERVICES		EQU	37247A102	 5,650	    225,000	X	 1,19,34,40	                       225,000
IMMUNEX CORP NEW		EQU	452528102	 8,564	    275,000	X	 1,19,34,40	                       275,000
MCAFEE.COM CORP CL A		EQU	579062100	 1,734	    100,000	X	 1,19,34,40                            100,000
NRG ENERGY INC			EQU	629377102	 2,750	    228,200	X	 1,19,34,40	                       228,200
ONI SYSTEMS CORP		EQU	68273F103	   793	    121,300	X	 1,19,34,40	                       121,300
OSCA INC CLASS A		EQU	687836106	 6,266	    225,000	X	 1,19,34,40	                       225,000
PETROLEUM GEO SERVICES A/S	EQU	716597109	   304	     45,000	X	 1,19,34,40	                        45,000
SECURITY CAPITAL GROUP INC	EQU	81413P204	 7,662      300,000	X	 1,19,34,40	                       300,000
SUBURBAN LODGES OF AMERICA INC	EQU	864444104	 2,834	    329,200	X	 1,19,34,40	                       329,200
TRW INC				EQU	872649108	 2,585	     50,000	X	 1,19,34,40	                        50,000

TOTAL 							69,169

                                                      FORM 13F INFORMATION TABLE AS OF MARCH 31, 2002:
		   	                   POSITIONS FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 14, 2003
                            	TITLE              	VALUE   SHARES/     INVSTMT       OTHER               VOTING AUTHORITY
     NAME OF ISSUER        	CLASS	CUSIP          (X$1000) PRN AMT    DSCRETN      MANAGERS          SOLE     SHARED     NONE
								            (A) (B) (C)
-------------------------- 	------- ---------      -------- ---------- ------------ ----------     --------- --------- ----------

ALKERMES INC CONV BOND		COR	01642TAB4        1,363	  2,000,000	X	 1,19,34,40	                     2,000,000
ATMEL CORP CV			COR	049513AE4       15,244	 45,000,000	X	 1,19,34,40	                    45,000,000
AVAYA INC CONV			COR	053499AA7	 1,640	  4,000,000	X	 1,19,34,40	                     4,000,000
CV THERAPEUTICS			COR	126667ABO	18,333	 22,495,000	X	 1,19,34,40	                    22,495,000
COR THERAPEUTICS INDUSTRIAL	COR	217753AD4	 4,120	  4,000,000	X	 1,19,34,40	                     4,000,000
COR THERAPEUTICS CONV		COR	217753AG7	 4,040	  4,000,000	X	 1,19,34,40	                     4,000,000
COX COMMUNICATIONS INC		COR	224044BC0	14,150	 20,000,000	X	 1,19,34,40	                    20,000,000
E*TRADE GROUP CONV		COR	269246AD6	46,305	 42,000,000	X	 1,19,34,40	                    42,000,000
ENZON INC CV			COR	293904AB4	14,875	 17,000,000	X	 1,19,34,40	                    17,000,000
FINISTAR CORP CONV		COR	31787AAC5	 6,220	  4,000,000	X	 1,19,34,40                  	     4,000,000
GENERAL MOTORS 5.25% SER B	EQU	370442733	30,469	  1,123,500	X	 1,19,34,40	                     1,123,500
GENERAL MOTORS 4.50% SER A	EQU	370442741	30,014	  1,136,900	X	 1,19,34,40	                     1,136,900
INHALE THERAPEUTICS INC CONV	COR	457191AH7	20,790	 38,500,000	X	 1,19,34,40	                    38,500,000
MARKEL CORP CV LYONS-BK/ENTRY	COR	570535AC8	 2,888	 10,000,000	X	 1,19,34,40	                    10,000,000
MERRILL LYNCH & CO CV		COR	590188A65	21,250	 40,000,000	X	 1,19,34,40	                    40,000,000
MERRILL LYNCH & CO CONV		COR	590188A73	51,501	 50,000,000	X	 1,19,34,40	                    50,000,000
NEWS AMERICA INC CONV		COR	652482AZ3	10,988	 23,378,000	X	 1,19,34,40	                    23,378,000
NEWS LTD-ADR-NEW		EQU	652487703	   703	     25,000	X	 1,19,34,40	                        25,000
NORTEL NETWORKS CORP CONV	COR	656568AB8	38,775	 55,000,000	X	 1,19,34,40	                    55,000,000
REGENERON PHARMACEUTICAL CV	COR	75886FAB3	 4,798	  4,500,000	X	 1,19,34,40	                     4,500,000
RESMED INC CV GLOBAL		COR	761152AB3	 5,408	  6,000,000	X	 1,19,34,40	                     6,000,000
ROYAL CARIBBEAN CRUISES LTD	COR	780153AM4	19,800	 48,000,000	X	 1,19,34,40	                    48,000,000
SANMINA CORP CONV		COR	800907AD9	   181	    500,000	X	 1,19,34,40	                       500,000
SEPRACOR INC CONV		COR	817315AL8	 4,960	  8,000,000	X	 1,19,34,40	                     8,000,000
SEPRACOR INC CONV		COR	817315AQ7	29,900	 46,000,000	X	 1,19,34,40	                    46,000,000
SPRINT CORP EQUITY UNITY	EQU	852061605	19,089	  1,350,000	X	 1,19,34,40	                     1,350,000
STMICROELECTRON NV CONV		COR	861012AB8	 4,658	  4,500,000	X	 1,19,34,40	                     4,500,000
SUPERVALU INC LYONS-BK/ENTRY	COR	868536AN3	 2,610	  9,000,000	X	 1,19,34,40	                     9,000,000
TYCO INTL GROUP SA CONV		COR	902118AW8	 5,222	  7,500,000	X	 1,19,34,40	                     7,500,000
TYCO INTL LTD CONV		COR	902124AC0	14,575	 22,000,000	X	 1,19,34,40	                    22,000,000
VECTOR GROUP LTD CONV		COR	92240MAC2	 5,131	  5,000,000	X	 1,19,34,40	                     5,000,000
VERIZON GLOBAL FDG CORP CONV	COR	92344GAN6	46,006	 85,000,000	X	 1,19,34,40	                    85,000,000
VIMPELCOM CONV			COR	927185AA6	 9,325	  7,105,000	X	 1,19,34,40	                     7,105,000

TOTAL						       505,331